Interest rate benchmark reform (Narrative) (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Maximum Exposure To Interest Rate Benchmark Reform [Line Items]
US mortgages linked to USD LIBOR		$ 9
Funding from UBS Group AG in JPY and USD resettable to LIBOR	$ 3